LORD ABBETT MID-CAP VALUE FUND, INC.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  May 2, 2003


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Lord Abbett Mid-Cap Value Fund, Inc.
        SEC File Nos. 002-82544 and 811-03691
        CIK No.:  0000716788


Dear Commission:

     In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No 26 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 28, 2003. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

Very truly yours,

/s/ VICKI HERBST
Vicki Herbst
Legal Assistant